Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (Q2) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017		$ 323	$ 552,630	$ 3,955,942	$ 4,508,895
Balance, Shares at Dec. 31, 2017		3,234,501
Cash distributions to stockholders in 2019 prior to June 20, 2019		$ 0	0	(493,829)	(493,829)
Net Income (loss)				1,055,972	1,055,972
Balance at Dec. 31, 2018		$ 323	552,630	4,518,085	5,071,038
Balance, Shares at Dec. 31, 2018		3,234,501
Cash distributions to stockholders in 2019 prior to June 20, 2019				(190,199)	(190,199)
Net Income (loss)				376,652	376,652
Balance at Mar. 31, 2019		$ 323	552,630	4,704,538	5,257,491
Balance, Shares at Mar. 31, 2019		3,234,501
Balance at Dec. 31, 2018		$ 323	552,630	4,518,085	5,071,038
Balance, Shares at Dec. 31, 2018		3,234,501
Net Income (loss)					(774,064)
Balance at Jun. 30, 2019		$ 547	423,530	3,257,607	3,681,684
Balance, Shares at Jun. 30, 2019		5,474,695
Balance at Dec. 31, 2018		$ 323	552,630	4,518,085	5,071,038
Balance, Shares at Dec. 31, 2018		3,234,501
Cash distributions to stockholders in 2019 prior to June 20, 2019		$ 0	0	(486,414)	(486,414)
Conversion of Rights to common shares		$ 42	0	0	42
Conversion of Rights to common shares, shares		419,450
Combination with Peck Electric Co.		$ 8	(10,976)	0	(10,968)
Combination with Peck Electric Co., shares		81,263
Net Income (loss)				(427,795)	(427,795)
Balance at Dec. 31, 2019		$ 529	412,356	3,603,876	4,016,761
Balance, Shares at Dec. 31, 2019		5,298,159
Balance at Mar. 31, 2019		$ 323	552,630	4,704,538	5,257,491
Balance, Shares at Mar. 31, 2019		3,234,501
Cash distributions to stockholders in 2019 prior to June 20, 2019				(296,215)	(296,215)
Conversion of Rights to common shares		$ 42			42
Conversion of Rights to common shares, shares		419,450
Combination with Peck Electric Co.		$ 182	(129,100)		(129,100)
Combination with Peck Electric Co., shares		1,820,744
Net Income (loss)				(1,150,716)	(1,150,716)
Balance at Jun. 30, 2019		$ 547	423,530	3,257,607	3,681,684
Balance, Shares at Jun. 30, 2019		5,474,695
Balance at Dec. 31, 2019		$ 529	412,356	3,603,876	4,016,761
Balance, Shares at Dec. 31, 2019		5,298,159
Net Income (loss)				(432,632)	(432,632)
Balance at Mar. 31, 2020		$ 529	412,356	3,171,244	3,584,129
Balance, Shares at Mar. 31, 2020		5,298,159
Balance at Dec. 31, 2019		$ 529	412,356	3,603,876	4,016,761
Balance, Shares at Dec. 31, 2019		5,298,159
Net Income (loss)					(1,261,662)
Balance at Jun. 30, 2020	$ 20	$ 529	5,508,388	2,342,214	7,851,151
Balance, Shares at Jun. 30, 2020	200,000	5,298,159
Balance at Mar. 31, 2020		$ 529	412,356	3,171,244	3,584,129
Balance, Shares at Mar. 31, 2020		5,298,159
Investment in Green Seed Investors, LLC	$ 20		4,999,980		5,000,000
Investment in Green Seed Investors, LLC, shares	200,000
Investment in Solar Project Partners, LLC			96,052		96,052
Investment in Solar Project Partners, LLC, shares
Net Income (loss)				(829,030)	(829,030)
Balance at Jun. 30, 2020	$ 20	$ 529	$ 5,508,388	$ 2,342,214	$ 7,851,151
Balance, Shares at Jun. 30, 2020	200,000	5,298,159